Other revenues	6 Months Ended
Jun. 30, 2014
Other revenues
9 Other revenues

in	2Q14	1Q14	2Q13	6M14	6M13
Other revenues (CHF million)
Noncontrolling interests without SEI	25	358	152	383	216
Loans held-for-sale	(1)	1	2	0	(3)
Long-lived assets held-for-sale	(2)	28	(7)	26	(22)
Equity method investments	55	61	30	116	66
Other investments	97	110	82	207	139
Other	197	180	158	377	241
Other revenues	371	738	417	1,109	637